Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
2 6 .	Commitments and contingencies
(a)	Operating commitments
As of December 31, 2018, future minimum payments under
non-cancelable
agreements consist of the following,

Operating commitments
RMB
2019	44,808
2020	28,629
2021	26,573
2022 and thereafter	47,726

147,736

As of December 31, 2019, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2020	10,787
2021	5,598
2022	4,086
2023 and thereafter	3,204

23,675

The commitments presented above mainly consist of property management fees, short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of–use assets and lease liabilities.
(b)	Capital and other commitment s
As of December 31, 2019, the Group had
no
outstanding capital
and other
commitments
.
(c)	Legal proceedings
In 2018, the Group involved in a lawsuit alleging the Group infringed the counter party’s game intellectual property. Total claim amount is RMB20 million.
In 2019, the Group involved in a few cases related to unfair competition in broadcasters recruitment. These cases are pending in various courts. Total claim amount is RMB120 million.
In April 2020, local court passed a first-instance judgment on one unfair competition case of the Company. The court held the Company’s action did not constitute unfair competition and rejected all the plaintiff’s claims. Such judgment is still subject to an appeal, if any.
As of the date of issuance of the financial statement, those remaining lawsuits are still pending and the Group is not able to make a reliable estimate of the potential loss, if any.